Right-of use assets -Summary Of Analysis Of Expense Items In Relation To Leases Recognised In Profit Or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [abstract]
Interest on lease liabilities	¥ 5,180	¥ 5,302	¥ 2,409
Interest rate swaps: cash flow hedge, reclassified from equity (Note 15)	(15)	(18)	(13)
Expense relating to short-term leases	1,257	2,092	0
Expense relating to leases of variable lease payments not included in the measurement of lease liabilities	106	81	0
Total minimum lease payments for leases previously classified as operating leases under IAS 17	¥ 0	¥ 0	¥ 9,920